Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 1,067	€ 1,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 762
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		865	1,748
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			25
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	762
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		202	105
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		5,184	4,964
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,329
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		5,184	4,964
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,329
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,057	4,960	4,002
Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	692	1,014	1,748
Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,144	3,744	2,149
Financial assets at fair value, class [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	221	202	105
Equity investments [member] (IFRS 7) | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	805	146	80
Equity investments [member] (IFRS 7) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	254
Equity investments [member] (IFRS 7) | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	659
Equity investments [member] (IFRS 7) | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	33
Equity investments [member] (IFRS 7) | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	146	146	80
Equity investments [member] (IFRS 7) | Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	221
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		695	77
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	553
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		695	77
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	553
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,683	2,647	1,576
Trading securities [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		149
Trading securities [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,683	2,498	1,576
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		405	391
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		405	391
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,081	5,333	6,266
IFRS Cash and Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,081	5,333	6,266
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,523	3,166	3,942
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,558
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,523	3,166	3,942
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,558
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		2,167	2,324
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 2,167	€ 2,324